Material accounting policies (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 £ / $	Dec. 31, 2023 £ / $	Jun. 30, 2027 USD ($)	Dec. 31, 2025
Disclosure of geographical areas
Assumed revenue decline against base budget for six months				20.00%
Assumed revenue decline for 12 months				20.00%
Headroom			$ 0.8
Value of potential mitigating actions that increase headroom			1.2
Average foreign exchange rate | £ / $	1.2773	1.2441
Closing foreign exchange rate | £ / $	1.2519	1.2737
Severe but plausible downside scenario
Disclosure of geographical areas
Headroom			$ 0.5
Argentina
Disclosure of geographical areas
Level of price index	7,693.7			10,121.37
Ghana
Disclosure of geographical areas
Level of price index	248.3			261.7
Lebanon
Disclosure of geographical areas
Level of price index	7,061.07			7,924.35
Turkey
Disclosure of geographical areas
Level of price index	2,684.55			3,513.87